Schedule of investments
Delaware Ivy VIP Global Growth
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 96.86%
Canada − 3.40%
Barrick Gold	57,266	$ 887,623
Canadian Natural Resources	58,348	2,717,266
		3,604,889
China − 3.44%
H World Group ADR	35,823	1,201,503
JD.com ADR	26,509	1,333,403
Tencent Holdings	33,000	1,114,619
		3,649,525
China/Hong Kong − 1.77%
China Mengniu Dairy †	474,000	1,873,772
		1,873,772
Denmark − 1.67%
Genmab †	5,514	1,773,874
		1,773,874
France − 5.64%
Airbus	18,591	1,602,551
BNP Paribas	31,606	1,335,014
LVMH Moet Hennessy Louis Vuitton	1,474	869,033
Thales	5,167	569,372
TotalEnergies *	11,101	520,799
Vinci	13,519	1,093,157
		5,989,926
Germany − 4.96%
Bayer	35,980	1,657,762
Deutsche Telekom	135,947	2,314,045
RWE	35,297	1,297,377
		5,269,184
Hong Kong − 1.12%
Prudential	122,021	1,194,297
		1,194,297
India − 5.29%
ICICI Bank	113,392	1,190,532
Larsen & Toubro	94,606	2,135,759
NTPC	568,885	1,111,068
State Bank of India	181,477	1,175,255
		5,612,614
Israel − 1.75%
Check Point Software Technologies †	16,584	1,857,740
		1,857,740
Italy − 1.15%
Ferrari	6,585	1,219,449
		1,219,449
	Number of shares	Value (US $)
Common Stocks (continued)
Japan − 3.37%
ORIX	165,100	$ 2,312,895
Subaru	83,900	1,267,926
		3,580,821
Taiwan − 2.12%
Taiwan Semiconductor Manufacturing	170,000	2,253,417
		2,253,417
United Kingdom − 3.40%
AstraZeneca	13,887	1,526,591
Reckitt Benckiser Group	31,349	2,077,856
		3,604,447
United States − 57.78%
Abbott Laboratories	13,731	1,328,612
AGNC Investment	150,203	1,264,709
Alphabet Class A †	22,440	2,146,386
Amazon.com †	19,600	2,214,800
Ambarella †	19,771	1,110,735
Apple	13,938	1,926,232
Aptiv †	17,764	1,389,322
Autodesk †	6,648	1,241,846
Burlington Stores *, †	7,419	830,112
Casey's General Stores	7,735	1,566,492
ConocoPhillips	29,525	3,021,589
Darden Restaurants	20,234	2,555,959
Eli Lilly & Co.	4,379	1,415,950
First Republic Bank	12,713	1,659,682
Frontier Communications Parent †	33,245	778,930
Ingersoll Rand	28,156	1,218,029
Intercontinental Exchange	12,140	1,096,849
Intuit	5,037	1,950,931
Mastercard Class A	7,696	2,188,281
Microchip Technology	15,299	933,698
Microsoft	21,555	5,020,160
Morgan Stanley	18,376	1,451,888
NVIDIA	7,499	910,304
Procter & Gamble	15,724	1,985,155
Raytheon Technologies	22,467	1,839,149
Regeneron Pharmaceuticals †	3,366	2,318,736
Schlumberger	16,742	601,038
Schneider Electric	9,911	1,119,455
Seagate Technology Holdings	16,167	860,569
Skechers USA Class A †	41,702	1,322,787
Thermo Fisher Scientific	2,370	1,202,040
T-Mobile US †	8,394	1,126,223
Union Pacific	8,328	1,622,461
UnitedHealth Group	5,261	2,657,015
VeriSign †	10,642	1,848,515
NQ-IV096 [9/22] 11/22 (2605395)    1

Schedule of investments
Delaware Ivy VIP Global Growth   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
United States (continued)
Vertex Pharmaceuticals †	7,220	$ 2,090,479
Zimmer Biomet Holdings	14,444	1,510,120
		61,325,238
Total Common Stocks (cost $103,500,915)		102,809,193

Short-Term Investments – 3.05%
Money Market Mutual Funds – 3.05%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	810,359	810,359
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	810,358	810,358
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	810,358	810,358
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	810,358	810,358
Total Short-Term Investments (cost $3,241,433)		3,241,433
Total Value of Securities Before Securities Lending Collateral−99.91% (cost $106,742,348)		106,050,626

Securities Lending Collateral – 0.51%
Money Market Mutual Fund − 0.51%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	538,571	538,571
Total Securities Lending Collateral (cost $538,571)		538,571
Total Value of Securities−100.42% (cost $107,280,919)		106,589,197■
Obligation to Return Securities Lending Collateral — (0.51%)	(538,571)
Receivables and Other Assets Net of Liabilities — 0.08%	89,766
Net Assets Applicable to 36,182,062 Shares Outstanding — 100.00%	$106,140,392

†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $1,350,864 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $832,032.

2    NQ-IV096 [9/22] 11/22 (2605395)

(Unaudited)
The following foreign currency exchange contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	EUR	(6,510)	USD	6,373	10/3/22	$(8)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
NQ-IV096 [9/22] 11/22 (2605395)    3